Short-term Bank Loans and Long-term Loan (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Bank Loans and Long-term Loan
Summary of loan principal repayable

	As of December 31, 2021
	RMB	US$
2022	269	42
2023	357	56
2024	357	56
2025	89	14
	1,072	168